STATEMENT OF CHANGES IN NET ASSETS AVAILABLE FOR BENEFITS - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Contributions:
Employee contributions	$ 14,840,307
Employer contributions	6,574,493
Total contributions	21,414,800
Net investment income:
Net appreciation in fair value of investments	38,597,036
Dividends and interest	5,489,080
Total investment income	44,086,116
Interest income on notes receivable from participants	175,546
Benefits paid to participants and administrative expenses	(43,730,883)
NET INCREASE IN NET ASSETS	21,945,579
NET ASSETS AVAILABLE FOR BENEFITS:
Beginning of year	323,124,241
End of year	$ 345,069,820